Derivative Instruments	12 Months Ended
Dec. 31, 2018
Derivative Instruments
Derivative Instruments

Note 9: Derivative Instruments

Prior to the sale of the IPM Product Line and related assets, the Company entered into forward contracts in order to mitigate exposure from changes in foreign currency exchange rates related to certain foreign denominated payables. We utilized derivative instruments to help us manage these risks. The maximum term of the forward contracts was six months with the majority of forward contracts having a term of one month. The Company recorded these forward contracts in either Accounts receivable or Accrued expenses and other current liabilities at fair value in the Consolidated Balance Sheets and recognized changes in the fair value of these forward contracts through earnings, as these instruments had not been designated as hedges.

The IPM Product Line and related assets, which was divested on October 1, 2018, had forward contracts with notional values of $36,639 at December 31, 2017. Losses/(gains) on the forward contracts amounted to $240 and $(1,479) for the years ended December 31, 2018 and 2017, respectively, and were recorded in Revenues, net in the Consolidated Statements of Operations. The cash flows from forward contracts were reported as operating activities in the Consolidated Statements of Cash Flows. The fair value of the forward contracts was $83 at December 31, 2017. The fair value of the forward contracts was recorded in Other current assets in the Consolidated Balance Sheets.

Effective March 31, 2017, the Company entered into interest rate swap arrangements with counterparties to reduce its exposure to variability in cash flows relating to interest payments on $300,000 of its outstanding Term Loan arrangements. Additionally, effective February 28, 2018, the Company entered into another interest rate swap relating to interest payments on $50,000 of its outstanding Term Loan arrangements. These hedging instruments mature on March 31, 2021. The Company applies hedge accounting by designating the interest rate swaps as a hedge on applicable future quarterly interest payments. This interest rate swap was effective as of December 31, 2018 and 2017. The fair value of the interest rate swaps is recorded in Other long-term assets according to the duration of related cash flows. The total fair value of interest rate swap asset was $3,644 and $1,107 at December 31, 2018 and 2017, respectively.